AETNA GET FUND

                       Supplement dated September 17, 2001

THE INFORMATION BELOW AMENDS THE INFORMATION CONTAINED IN THE AETNA GET FUND - SERIES N PROSPECTUS ("PROSPECTUS") DATED JUNE 1, 2001. THIS SUPPLEMENT SHOULD BE READ WITH THE PROSPECTUS.



All references to the commencement of the Offering Period are hereby amended. The Offering Period will run from June 14, 2001 through September 17, 2001.



                                                                  September 2001